Significant Accounting Policies - Basis of Presentation (Details) - Class A Common Stock	Dec. 31, 2022	Feb. 11, 2022
Exchange ratio of outstanding units to stock	1
Reverse Capitalization
Exchange ratio of outstanding units to stock		37.2275